Fair values of financial instruments carried at fair value - Fair value adjustments (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	£ 39	£ 33
MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	415	454
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	39	33
Risk-related | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	320	359
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– bid-offer | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	163	188
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	1	0
– uncertainty | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	44	50
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	35	29
– credit valuation adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	77	98
– debit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– debit valuation adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(38)	(64)
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	4
– funding fair value adjustment | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	74	87
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	44	31
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– model limitation | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	44	31
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | MSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	£ 51	£ 64